UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2003

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Feirstein, Barry R.

Address:  540 Madison Avenue
          15th Floor
          New York, New York 10022

13F File Number: 28-4181

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry Feirstein
Title:
Phone:  (646) 521-8300


Signature, Place and Date of Signing:

/s/ Barry Feirstein             New York, New York           November 14, 2003
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28-
         -----------------------     --------------------------

     [Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  32

Form 13F Information Table Value Total: $ 148,821
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

           28-
----          -------------------               ------------------------------

[Repeat as necessary.]

                                                              FORM 13F                                     (SEC USE ONLY)
                                                          Barry Feirstein
                                                             30-Sep-03
                                                                                                               Item 8:
Item 1:                         Item 2:  Item 3:   Item 4: Item 5:         Item 6:  Item 7:          Voting Authority (Shares)
                                Title
                                of        CUSIP   Value     SHRS OR   SH/  PUT/ Investment Other (a) Sole  (b)Shared (c) None
Name of Issuer                  Class     Number  (x$1000)  PRN AMT   PRN/ CALL Descretion Mgrs

ABAXIS INC COM                   COM     002567105     271    19,500    SH        Sole             19,500
ALIGN TECHNOLOGY INC             COM     016255101     938    75,000    SH        Sole             75,000
AT RD INC                        COM     04648K105   4,005   300,000    SH        Sole            300,000
CAMECO CORP                      COM     13321L108  17,445   500,000    SH        Sole            500,000
CIPHERGEN BIOSYSTEMS             COM     17252Y104   1,235   100,000    SH        Sole            100,000
COVAD COMMUNICATIONS             COM     222814204   2,212   400,000    SH        Sole            400,000
ECOLLEGE                         COM     27887E100   8,028   400,000    SH        Sole            400,000
EQUINIX INC                      COM     294440502   2,796   150,000    SH        Sole            150,000
FARO TECHNOLOGIES                COM     311642102   1,258   100,000    SH        Sole            100,000
FUEL-TECH N V                    COM     359523107   1,524   284,900    SH        Sole            284,900
I-FLOW CORP                      COM     449520303   8,472   800,000    SH        Sole            800,000
ITC DELTACOM INC                 COM     45031T104   2,453   450,000    SH        Sole            450,000
LIVEPERSON INC                   COM     538146101   1,215   300,000    SH        Sole            300,000
MANNING GREG AUCTIONS            COM     56823103      991   150,000    SH        Sole            150,000
MILLICOM INTL CELLULAR SA      SHS New   L6388F110  37,166   825,000    SH        Sole            825,000
NETEASE COM INC               Spnsrd ADR 64110W102   5,586   100,000    SH        Sole            100,000
NETWORK ENGINES INC              COM     641214107     321    50,000    SH        Sole             50,000
PROVIDENCE SVC CORP              COM     743815102     790    50,000    SH        Sole             50,000
SEPRACOR INC                     COM     817315104  16,572   600,000    SH        Sole            600,000
SINA CORP                        ORD     G81477104   3,571   100,000    SH        Sole            100,000
SKILLSOFT CORP                   COM     830928107   1,416   190,000    SH        Sole            190,000
SOHU COM INC                     COM     83408W103   3,024    97,000    SH        Sole             97,000
STILLWATER MNG                   COM     86074Q102     630   100,000    SH        Sole            100,000
STRATASYS INC                    COM     862685104   1,279    30,000    SH        Sole             30,000
SYMYX TECHNOLOGIES               COM     87155S108   2,154   100,000    SH        Sole            100,000
TALKAMERICA HOLDINGS             COM     87426R202   1,146   100,000    SH        Sole            100,000
TESCO CORP                       COM     88157K101  12,195 1,500,000    SH        Sole          1,500,000
TIME WARNER TELECOM            Class A   887319101   2,778   300,000    SH        Sole            300,000
TRIDENT MICROSYSTEMS             COM     895919108   1,575   120,200    SH        Sole            120,200
US LEC CORP                    Class A   903315109   1,560   300,000    SH        Sole            300,000
VIAD CORP                        COM     92552R109   1,194    50,000    SH        Sole             50,000
WEBEX INC                        COM     94767L109   3,021   160,000    SH        Sole            160,000
                                                   148,821




00618.0001 #441746